Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.7%
	Shares	Value ($)
U.S. Large Cap 32.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	143,857	11,715,749
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	602,667	21,798,470
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	685,398	11,624,349
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	253,934	9,014,652
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	244,592	10,069,849
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	175,488	8,809,498
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	287,082	9,051,705
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	527,648	17,575,940
Total		99,660,212
Total Equity Funds (Cost $59,966,796)		99,660,212

Exchange-Traded Fixed Income Funds 4.0%

Investment Grade 4.0%
iShares Core U.S. Aggregate Bond ETF	22,610	2,126,244
iShares iBoxx $ Investment Grade Corporate Bond ETF	46,877	4,782,392
Vanguard Intermediate-Term Corporate Bond ETF	69,430	5,275,291
Total		12,183,927
Total Exchange-Traded Fixed Income Funds (Cost $12,711,903)		12,183,927

Fixed Income Funds 40.1%

Investment Grade 40.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,633,308	28,957,461
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	761,084	6,925,863
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,308,634	9,134,266
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	836,201	6,898,655
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,974,665	25,373,896
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,615,992	22,916,093
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,425,562	22,048,360
Total		122,254,594
Total Fixed Income Funds (Cost $149,826,568)		122,254,594

Residential Mortgage-Backed Securities - Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	10,177,500	8,523,101
10/18/2038- 10/12/2053	3.500%	4,600,000	4,084,891
10/18/2038- 10/12/2053	4.000%	6,492,500	5,903,203
10/12/2053	4.500%	2,500,000	2,295,312
10/12/2053	5.000%	6,250,000	5,896,484
Total Residential Mortgage-Backed Securities - Agency (Cost $27,211,082)			26,702,991

Put Option Contracts Purchased 0.6%
Value ($)
(Cost $1,504,431)	1,781,970

Money Market Funds 22.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	67,401,816	67,381,596
Total Money Market Funds (Cost $67,370,167)		67,381,596
Total Investments in Securities (Cost: $318,590,947)		329,965,290
Other Assets & Liabilities, Net		(25,269,620)
Net Assets		304,695,670
At September 30, 2023, securities and/or cash totaling $1,974,899 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	143	12/2023	USD	30,927,325	—	(950,768)
U.S. Treasury 2-Year Note	17	12/2023	USD	3,446,086	—	(14,543)
U.S. Treasury 5-Year Note	35	12/2023	USD	3,687,578	—	(39,504)
Total					—	(1,004,815)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	12/2023	USD	(1,479,156)	61,693	—
U.S. Treasury 10-Year Note	(14)	12/2023	USD	(1,512,875)	845	—
U.S. Treasury Ultra Bond	(13)	12/2023	USD	(1,542,938)	127,473	—
Total					190,011	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	23,155,470	54	3,700.00	12/20/2024	507,386	630,990
S&P 500 Index	JPMorgan	USD	23,155,470	54	3,650.00	12/20/2024	478,227	588,330
S&P 500 Index	JPMorgan	USD	23,584,275	55	3,600.00	12/20/2024	518,818	562,650
Total							1,504,431	1,781,970
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	54,051,707	51,797,394	(38,470,057)	2,552	67,381,596	—	(2,026)	2,440,023	67,401,816
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	11,741,069	460,588	(1,487,799)	1,001,891	11,715,749	—	585,550	—	143,857
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,013,810	2,106,498	(1,360,353)	(802,494)	28,957,461	—	(321,889)	707,738	3,633,308
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	22,204,402	779,696	(2,754,927)	1,569,299	21,798,470	—	1,397,622	—	602,667
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,993,105	603,878	(645,933)	(25,187)	6,925,863	—	(33,589)	240,765	761,084
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,322,310	1,009,376	(513,626)	(683,794)	9,134,266	—	(166,488)	326,880	1,308,634
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	11,731,441	398,335	(1,938,994)	1,433,567	11,624,349	—	317,423	—	685,398
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,201,605	899,474	(770,220)	(316,207)	9,014,652	—	47,884	—	253,934
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,912,700	595,412	(292,107)	(317,350)	6,898,655	—	(53,801)	201,216	836,201
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	25,425,414	2,098,930	(962,493)	(1,187,955)	25,373,896	—	(199,533)	876,276	2,974,665
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	8,648,770	—	—	1,421,079	10,069,849	—	—	—	244,592
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	9,102,264	404,153	(1,836,200)	1,139,281	8,809,498	—	588,913	—	175,488
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,195,248	918,478	(910,267)	(151,754)	9,051,705	—	63,460	—	287,082
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	22,980,149	1,714,256	(1,033,074)	(745,238)	22,916,093	—	(192,783)	597,104	2,615,992
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	22,119,629	1,669,452	(1,140,150)	(600,571)	22,048,360	—	(203,174)	634,311	2,425,562
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,749,506	730,246	(2,071,274)	1,167,462	17,575,940	—	968,921	—	527,648
Total	276,393,129			2,904,581	289,296,402	—	2,796,490	6,024,313

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Third Quarter Report 2023

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